Business Combination - Additional Information (Detail) (Village Homes [Member], USD $)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2013 Home	Dec. 31, 2012	Dec. 31, 2012 Home	Dec. 07, 2012
Village Homes [Member]
Loans At Acquisition Date [Line Items]
Percentage of variable entities acquired				100.00%
Cash paid for acquisitions				$ 33,201,000
Date of acquisition	Dec. 07, 2012		Dec. 07, 2012
Number of homes sold over the past 25 years	10,000		10,000
Acquisition related expenses		200,000
Home sales revenue		5,400,000
Net (loss) income attributable to William Lyon Homes		$ 10,000